Significant Accounting Policies (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2016
Derivative Liability	$ 262,920	$ 537,540	$ 1,721,718	$ 466,692	$ 312,752	$ 2,039,179
Fair Value, Measurements, Recurring [Member]
Derivative Liability		537,540	1,721,718
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative Liability	0	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative Liability	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative Liability	$ 262,920	$ 537,540	$ 1,721,718